Inventory, Net (Details) - Inventory, net consists of the following: - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Inventory, net consists of the following: [Abstract]
Work-in-process	$ 5,980	$ 4,277
Finished goods	262	882
Inventory, gross	6,242	5,159
Less: Inventory reserves	693	2,259
Inventory, net	$ 5,549	$ 2,900